UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-984-3802

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Cavalier Funds

SEMI-ANNUAL REPORT

November 30, 2016
(Unaudited)

Cavalier Adaptive Income Fund
Cavalier Dividend Income Fund
Cavalier Dynamic Growth Fund
Cavalier Fundamental Growth Fund
Cavalier Global Opportunities Fund
Cavalier Hedged High Income Fund
Cavalier Multi Strategist Fund
Cavalier Tactical Rotation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Cavalier Funds (the "Funds").  The Funds' shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds' shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds' distributor is a bank.

The Cavalier Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Cavalier Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Letter to Shareholders	1
Adaptive Income Fund	3
Dividend Income Fund	9
Dynamic Growth Fund	15
Fundamental Growth Fund	24
Global Opportunities Fund	33
Hedged High Income Fund	39
Multi Strategist Fund	45
Tactical Rotation Fund	52
Notes to Financial Statements	59
Additional Information	69

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Cavalier Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Commodities Risk, Real Estate Risk, Mortgage Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Swaps Risk, Investment Advisor Risk, and Fixed-Income Market Risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 30, 2016.

For More Information on Your Cavalier Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

We appreciate the opportunity to present to you the semiannual report for the period ending November 30, 2016. During the third quarter of 2016, Cavalier Funds has advanced its mutual fund platform to a manager of managers' model. The portfolio construction of our Cavalier Equity and Fixed Income funds adhere to the theory of adaptive correlation. Distinct from the traditional, strategic  buy-and-hold tenets of Modern Portfolio Theory (MPT), adaptive correlation offers a flexible way to off-set short-term market events by gradually, but quickly, reallocating assets to where they will be most effective. With decades of investment experience, the Cavalier investment team has identified investment managers we believe have demonstrated success in capturing the equity risk premium in bull markets while tempering the impact of market drawdowns during a sustained bear market. Our investment team is committed to strategic sub advisor relationships with investment managers we judge as capable of meeting our stringent criteria of manager selection, and providing investors with superior investment management. Our process for manager selection includes a long-term performance track record that meets our criteria, continuity of management team, and consistency and adherence to stated investment philosophy. It is also a critical part of our process to monitor our sub advisors performance in up markets vs appropriate benchmarks and defensive positioning in down markets.
As 2017 begins we enter the ninth year and possibly the late stages of the bull market that started after the great recession of 2008.  This bull market that began in 2009 now becomes the second longest bull market in history only surpassed by the 1987 to 2000 bull market. Will this be the longest bull market in history? A large market correction will be inevitable as bull markets do not last forever. Our goal is not to completely avoid downside in a severe bear market, but have portfolios that can mitigate downside volatility.  As 2017 draws near the ability to adapt to a changing market will be critical. We believe we are entering an era where active management and the effective use of tactical risk management will serve investors well, and help them meet their goals. Cavalier Funds will continue offer product solutions that allow investors the comfort of knowing that when markets are deteriorating significantly, that we will take action.

Macro Commentary
As of November 30, the S&P 500 is up nearly 10% from the beginning of 2016, and on a total return basis, the Barclays U.S. Aggregate Bond index is up around 2.5%. The uncertainty from the Presidential election has cleared with the nomination of President Elect Trump and has dramatically supported higher rates, stronger US dollar, and a 'risk on' environment for US equities. This has supported the riskier asset classes within US equites, as US Small Caps have outperformed US Large Caps with the Russell 2000 up a strong 18% from the beginning of 2016. The YTD% returns for international developed markets continue to be modest with the S&P Global BMI up about 6% since the beginning of 2016. A strengthening U.S. dollar as of late has helped international indices make up some performance vs. domestic equites. High Yield bonds continue to rebound with the recovery of the energy sector with the High Yield index up nearly 10% for the year. REITs after having a strong 1st half of the year have struggled with the onset of higher interest rates and are generally flat YTD. In summary, it has been a strong period for U.S. equities, as accommodative global central banks, post-election clarity, and low global inflation continue to produce an environment for risk on equities. As we begin 2017 optimism may continue as the new administration has assured market participants of massive infrastructure spending, lower corporate and personal income taxes. Additionally, the S&P 500 is expected to end its earnings recession from 2016, and with the backdrop of corporate tax cuts Wall Street analysts are expecting earnings growth near 20% for 2017.

Summary
Cavalier has designed our suite of products to be suitable for investors seeking the capture of benchmark-like performance in up markets along with the comfort of having a safety net of downside protection built into each Fund offering to reduce asset loss in bear markets. Cavalier Funds are built around the concept that investors can experience benchmark results over a full market cycle, when compared to a static asset allocation, or buy-and- hold investing, with less fear and panic during times of market duress. Our goal at Cavalier is to deliver investment products that systematically and tactically seek to manage risk and downside volatility.
Thank you for the continued opportunity to serve you.

(RCCAV0117001)

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)
As of November 30, 2016
		Shares	Value (Note 1)

CLOSED-END FUNDS - 59.36%
Advent Claymore Convertible Securities and Income Fund		30,784	$435,902
Avenue Income Credit Strategies Closed-End Fund		36,667	469,704
Blackrock Credit Allocation Income Trust		73,392	909,327
First Trust/Aberdeen Global Opportunity Income Fund		84,037	916,003
Tortoise Pipeline & Energy Fund, Inc.		40,174	865,750

Total Closed-End Funds (Cost $3,729,051)			3,596,686

EXCHANGE-TRADED PRODUCTS - 32.72%
iShares JP Morgan USD Emerging Markets Bond ETF		3,944	431,119
PowerShares Senior Loan Portfolio ETF		34,151	790,254
PowerShares Variable Rate Preferred ETF		31,035	760,978

Total Exchange-Traded Products (Cost $2,048,173)			1,982,351

SHORT-TERM INVESTMENT - 6.92%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.03%	419,338	419,338

Total Short-Term Investment (Cost $419,338)			419,338

Total Value of Investments (Cost $6,196,562) - 99.00%			$5,998,375

Other Assets Less Liabilities - 1.00%			60,612

Net Assets - 100.00%			$6,058,987

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Closed-End Funds	59.36%	$3,596,686
Exchange-Traded Products	32.72%	1,982,351
Short-Term Investment	6.92%	419,338
Other Assets Less Liabilities	1.00%	60,612
Total	100.00%	$6,058,987

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Assets and Liabilities
(Unaudited)
As of November 30, 2016

Assets:
Investments, at value (cost $6,196,562)	$5,998,375
Receivables:
Fund shares sold	3,345
Dividends and interest	137
Due from Advisor	46,326
Prepaid expenses:
Registration and filing expenses	21,555
Professional fees	5,138
Trustee fees and meeting expenses	3,376
Compliance fees	3,302
Fund accounting fees	3,199
Insurance expenses	85

Total assets	6,084,838

Liabilities:
Payables:
Distribution payable	358
Fund shares repurchased	18,311
Accrued expenses:
Custody and banking fees	3,182
Shareholder fulfillment expenses	2,441
Distribution and service fees - Advisor Class Shares	1,240
Security pricing fees	275
Administration fees	44

Total liabilities	25,851

Total Net Assets	$6,058,987

Net Assets Consist of:
Paid in capital	$6,441,466
Accumulated net investment loss	(3,810)
Accumulated net realized loss on investments	(180,482)
Net unrealized depreciation on investments	(198,187)

Total Net Assets	$6,058,987

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	451,333
Net Assets	$4,500,009
Net Asset Value, Offering Price and Redemption Price Per Share	$9.97

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	161,489
Net Assets	$1,558,978
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.65

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Operations
(Unaudited)
For the fiscal period ended November 30, 2016

Investment Income:
Dividends	$147,056

Total Investment Income	147,056

Expenses:
Fund accounting fees (note 2)	19,912
Transfer agent fees (note 2)	16,500
Professional fees	14,290
Administration fees (note 2)	13,593
Advisory fees (note 2)	11,796
Shareholder fulfillment expenses	8,411
Distribution and service fees - Advisor Class Shares (note 3)	7,667
Compliance fees	5,177
Registration and filing expenses	5,147
Custody and banking fees (note 2)	4,728
Trustee fees and meeting expenses	4,011
Security pricing fees	1,052
Insurance expenses	814

Total Expenses	113,098

Expenses reimbursed by Advisor (note 2)	(58,819)

Net Expenses	54,279

Net Investment Income	92,777

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	406,067
Net change in unrealized depreciation on investments	(372,020)

Net Realized and Unrealized Gain on Investments	34,047

Net Increase in Net Assets Resulting from Operations	$126,824

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2016	(a)	2016

Operations:
Net investment income			$92,777		$131,548
Net realized gain (loss) from:
Investment transactions			406,067		(372,540)
Capital gain distributions from underlying funds			-		3,021
Net change in unrealized appreciation (depreciation) on investments			(372,020)		230,506

Net Increase (Decrease) in Net Assets Resulting from Operations			126,824		(7,465)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(75,045)		(145,755)
Advisor Class Shares			(16,778)		(3,706)
Net realized gains
Institutional Class Shares			-		-
Advisor Class Shares			-		-

Decrease in Net Assets Resulting from Distributions			(91,823)		(149,461)

Beneficial Interest Transactions:
Shares sold			1,176,439		30,206,617
Reinvested dividends and distributions			90,920		100,209
Shares repurchased			(3,728,681)		(42,233,840)
Decrease from Beneficial Interest Transactions			(2,461,322)		(11,927,014)

Net Decrease in Net Assets			(2,426,321)		(12,083,940)

Net Assets:
Beginning of Period			8,485,308		20,569,248
End of Period			$6,058,987		$8,485,308

Accumulated Net Investment Loss			$(3,810)		$(4,764)
	Period Ended		Year Ended
Share Information:	November 30, 2016 (a)		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	68,783	$718,072	2,899,776		$28,753,137
Reinvested dividends and distributions	7,370	74,657	9,849		96,642
Shares repurchased	(332,532)	(3,397,736)	(4,186,536)		(41,431,319)
Net Decrease in Shares
of Beneficial Interest	(256,379)	$(2,605,007)	(1,276,911)		$(12,581,540)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	46,359	$458,366	152,538		$1,453,480
Reinvested dividends and distributions	1,665	16,263	378		3,567
Shares repurchased	(33,631)	(330,944)	(83,726)		(802,521)
Net Increase in Shares
of Beneficial Interest	14,393	$143,685	69,190		$654,526
(a) Unaudited.

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights
			Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2016	(k)	2016		2015		2014		2013

Net Asset Value, Beginning of Period	$9.98		$9.98		$10.15		$10.19		$10.16

Income (Loss) from Investment Operations
Net investment income	0.09	(c)	0.10	(c)	0.17	(c)	0.17	(c)	0.39
Net realized and unrealized gain (loss)
on investments	0.05	(g)(h)	(0.00)	(g)(h)	(0.17)		(0.05)		0.14

Total from Investment Operations	0.14		0.10		-		0.12		0.53

Less Distributions:
From net investment income	(0.15)		(0.10)		(0.16)		(0.16)		(0.48)
From net realized gains	-		-		(0.01)		-		(0.02)

Total Distributions	(0.15)		(0.10)		(0.17)		(0.16)		(0.50)

Net Asset Value, End of Period	$9.97		$9.98		$9.98		$10.15		$10.19

Total Return (a)	1.42%	(j)	1.02%		(0.04)%		1.25%		5.33%

Net Assets, End of Period (in thousands)	$4,500		$7,063		$19,813		$9,280		$7,679

Ratios of:
Gross Expenses to Average Net Assets (b)	2.67%	(i)	2.04%		1.72%		0.70%		0.86%
Net Expenses to Average Net Assets (b)	1.24%	(i)	0.94%	(f)	0.88%	(e)	0.70%		0.84%
Net Investment Income to Average
Net Assets (d)	2.87%	(i)	0.98%	(f)	1.72%	(e)	1.73%		3.14%

Portfolio turnover rate	95.85%	(j)	246.74%		106.26%		127.64%		82.95%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)									Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Less than $0.01 per share.
(h)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(i) Annualized.
(j) Not annualized.
(k) Unaudited.
See Notes to Financial Statements									(Continued)

Cavalier Adaptive Income Fund

Financial Highlights
			Advisor Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2016	(j)	2016		2015		2014		2013

Net Asset Value, Beginning of Period	$9.67		$9.70		$9.87		$9.91		$9.94

Income (Loss) from Investment Operations
Net investment income (loss)	0.21	(c)	(0.01)	(c)	0.08	(c)	0.07	(c)	0.27
Net realized and unrealized gain (loss) on
investments	(0.12)	(g)	0.01	(g)	(0.17)		(0.04)		0.14

Total from Investment Operations	0.09		(0.00)		(0.09)		0.03		0.41

Less Distributions:
From net investment income	(0.11)		(0.03)		(0.07)		(0.07)		(0.42)
From net realized gains	-		-		(0.01)		-		(0.02)

Total Distributions	(0.11)		(0.03)		(0.08)		(0.07)		(0.44)

Net Asset Value, End of Period	$9.65		$9.67		$9.70		$9.87		$9.91

Total Return (a)	0.86%	(i)	0.05%		(0.97)%		0.29%		4.16%

Net Assets, End of Period (in thousands)	$1,559		$1,422		$756		$818		$760

Ratios of:
Gross Expenses to Average Net Assets (b)	4.95%	(h)	3.17%		2.72%		1.70%		1.86%
Net Expenses to Average Net Assets (b)	2.30%	(h)	2.12%	(f)	1.88%	(e)	1.70%		1.84%
Net Investment Income to Average
Net Assets (d)	1.59%	(h)	(0.14)%	(f)	0.79%	(e)	0.73%		2.14%

Portfolio turnover rate	95.85%	(i)	246.74%		106.26%		127.64%		82.95%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(h) Annualized.
(i) Not annualized.
(j) Unaudited.

See Notes to Financial Statements

Cavalier Dividend Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 89.78%
First Trust Dow Jones Global Select Dividend Index Fund		13,612	$312,940
SPDR S&P 500 ETF Trust		963	212,226
SPDR S&P Dividend ETF		4,151	353,665

Total Exchange-Traded Products (Cost $788,502)			878,831

Total Value of Investments (Cost $788,502) - 89.78%			$878,831

Other Assets Less Liabilities - 10.22%			99,991

Net Assets - 100.00%			$978,822

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	89.78%	$878,831
Other Assets Less Liabilities	10.22%	99,991
Total	100.00%	$978,822

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statement of Assets and Liabilities
(Unaudited)
As of November 30, 2016

Assets:
Investments, at value (cost $788,502)	$878,831
Receivables:
Investments sold	66,356
Fund shares sold	692
Dividends and interest	5
Due from Advisor	59,428
Prepaid expenses:
Registration and filing expenses	19,149
Professional fees	6,660
Trustee fees and meeting expenses	3,376
Fund accounting fees	3,199
Compliance fees	319

Total assets	1,038,015

Liabilities:
Payables:
Due to Custodian	54,627
Accrued expenses:
Custody and banking fees	2,190
Shareholder fulfillment expenses	1,756
Insurance expenses	269
Security pricing fees	246
Distribution and service fees - Advisor Class Shares	62
Administration fees	43

Total liabilities	59,193

Total Net Assets	$978,822

Net Assets Consist of:
Paid in capital	$1,255,177
Accumulated net investment loss	(9,917)
Accumulated net realized loss on investements	(356,767)
Net unrealized appreciation on investments	90,329

Total Net Assets	$978,822

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	85,668
Net Assets	$890,949
Net Asset Value, Offering Price and Redemption Price Per Share	$10.40

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	8,337
Net Assets	$87,873
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.54

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statement of Operations
(Unaudited)
For the fiscal period ended November 30, 2016

Investment Income:
Dividends	$17,975

Total Investment Income	17,975

Expenses:
Fund accounting fees (note 2)	19,623
Transfer agent fees (note 2)	16,500
Professional fees	14,290
Administration fees (note 2)	13,593
Shareholder fulfillment expenses	6,361
Registration and filing expenses	4,533
Advisory fees (note 2)	4,522
Trustee fees and meeting expenses	4,011
Custody and banking fees (note 2)	3,271
Compliance fees (note 2)	2,034
Security pricing fees	853
Insurance expenses	652
Distribution and service fees - Advisor Class Shares (note 3)	445

Total Expenses	90,688

Expenses reimbursed by Advisor (note 2)	(77,936)

Net Expenses	12,752

Net Investment Income	5,223

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	15,702
Net change in unrealized appreciation (depreciation) on investments	14,565

Net Realized and Unrealized Gain on Investments	30,267

Net Increase in Net Assets Resulting from Operations	$35,490

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2016	(a)	2016

Operations:
Net investment income			$5,223		$19,541
Net realized gain (loss) from:
Investment transactions			15,702		(367,643)
Capital gain distributions from underlying funds			-		9,600
Net change in unrealized appreciation on investments			14,565		56,161

Net Increase (Decrease) in Net Assets Resulting from Operations			35,490		(282,341)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(7,148)		(26,727)
Advisor Class Shares			(332)		(472)

Net realized gains
Institutional Class Shares			-		-
Advisor Class Shares			-		-

Decrease in Net Assets Resulting from Distributions			(7,480)		(27,199)

Beneficial Interest Transactions:
Shares sold			272,700		2,618,175
Reinvested dividends and distributions			7,480		17,044
Shares repurchased			(1,135,810)		(5,888,112)

Decrease from Beneficial Interest Transactions			(855,630)		(3,252,893)

Net Increase (Decrease) in Net Assets			(827,620)		(3,562,433)

Net Assets:
Beginning of Period			1,806,443		5,368,876
End of Period			$978,823		$1,806,443

Accumulated net investment loss			$(9,917)		$(7,659)
	Period Ended		Year Ended
Share Information:	November 30, 2016 (a)		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	23,673	$243,389	253,821		$2,533,046
Reinvested dividends and distributions	686	7,148	1,610		16,606
Shares repurchased	(107,346)	(1,104,392)	(568,931)		(5,769,408)
Net Decrease in Shares of
Beneficial Interest	(82,987)	$(853,855)	(313,500)		$(3,219,756)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	2,816	$29,311	8,068		$85,129
Reinvested dividends and distributions	31	332	42		438
Shares repurchased	(3,019)	(31,418)	(11,107)		(118,704)
Net Decrease in Shares of
Beneficial Interest	(172)	$(1,775)	(2,997)		$(33,137)
(a) Unaudited

See Notes to Financial Statements

Cavalier Dividend Income Fund

Financial Highlights
			Institutional Class Shares
For a share outstanding during each of	November 30,		May 31,
the fiscal years or periods ended	2016	(j)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$10.19		$10.87		$11.41		$11.02		$10.00

Income (Loss) from Investment Operations
Net investment income	0.04	(g)	0.08	(g)	0.46	(g)	0.55	(g)	0.29
Net realized and unrealized gain (loss)
on investments	0.25		(0.68)		(0.51)		0.41		1.02

Total from Investment Operations	0.29		(0.60)		(0.05)		0.96		1.31

Less Distributions:
From net investment income	(0.08)		(0.08)		(0.46)		(0.49)		(0.29)
From net realized gains	-		-		(0.03)		(0.08)		-

Total Distributions	(0.08)		(0.08)		(0.49)		(0.57)		(0.29)

Net Asset Value, End of Period	$10.40		$10.19		$10.87		$11.41		$11.02

Total Return (c)	2.63%	(b)	(5.51)%		(0.43)%		9.03%		13.32%	(b)

Net Assets, End of Period (in thousands)	$891		$1,718		$5,241		$5,090		$1,090

Ratios of:
Gross Expenses to Average Net Assets (d)	13.05%	(a)	8.23%		3.56%		1.15%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.88%	(a)	1.58%	(i)	1.23%	(h)	1.15%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.73%	(a)	0.75%	(i)	4.19%	(h)	4.97%		4.74%	(a)

Portfolio turnover rate	0.00%	(b)	118.07%		23.77%		2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Unaudited.

See Notes to Financial Statements									(Continued)

Cavalier Dividend Income Fund

Financial Highlights
			Advisor Class Shares
For a share outstanding during each of	November 30,		May 31,
the fiscal years or periods ended	2016	(j)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$10.36		$11.12		$11.68		$11.18		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.09	(g)	(0.06)	(g)	0.43	(g)	0.43	(g)	0.24
Net realized and unrealized gain (loss)
on investments	0.14		(0.65)		(0.60)		0.53		1.17

Total from Investment Operations	0.23		(0.71)		(0.17)		0.96		1.41

Less Distributions:
From net investment income	(0.05)		(0.05)		(0.36)		(0.38)		(0.23)
From net realized gains	-		-		(0.03)		(0.08)		-

Total Distributions	(0.05)		(0.05)		(0.39)		(0.46)		(0.23)

Net Asset Value, End of Period	$10.54		$10.36		$11.12		$11.68		$11.18

Total Return (c)	2.11%	(b)	(6.41)%		(1.45)%		8.79%		14.25%	(b)

Net Assets, End of Period (in thousands)	$88		88		$128		$79		$5

Ratios of:
Gross Expenses to Average Net Assets (d)	15.12%	(a)	8.47%		4.56%		2.15%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.88%	(a)	2.66%	(i)	2.23%	(h)	2.15%		1.70%	(a)
Net Investment Income (Loss) to
Average Net Assets (e)	(0.34)%	(a)	(0.61)%	(i)	3.79%	(h)	3.84%		4.68%	(a)

Portfolio turnover rate	0.00%	(b)	118.07%		23.77%		2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Unaudited.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 92.94%

Consumer Discretionary - 22.14%
μ	Luxottica Group	3,688	$192,329
μ	Pandora A/S	7,345	217,485
*	Panera Bread Co.	1,095	232,260
	Starbucks Corp.	3,953	229,155
	The Home Depot, Inc.	1,197	154,892
*	The Priceline Group, Inc.	110	165,405
	The Walt Disney Co.	1,549	153,537
*	Toll Brothers, Inc.	9,116	270,381
*	Ulta Salon Cosmetics & Fragrance, Inc.	741	192,290
			1,807,734
Consumer Staples - 4.01%
	Reckitt Benckiser Group PLC	7,820	132,314
	Sysco Corp.	3,657	194,735
			327,049
Financials - 7.79%
	AIA Group Ltd.	9,136	223,010
	Aon PLC	1,658	189,178
	MSCI, Inc.	2,842	223,950
			636,138
Health Care - 18.43%
*	Biogen, Inc.	795	233,786
*	Celgene Corp.	2,308	273,521
	Dentsply Sirona, Inc.	4,672	271,817
	Gilead Sciences, Inc.	2,838	209,161
*	ICON PLC	3,335	252,259
*	Illumina, Inc.	1,105	147,120
	Zimmer Biomet Holdings, Inc.	1,146	116,732
			1,504,396
Industrials - 11.37%
	Experian PLC	10,622	200,053
*	Ryanair Holdings PLC	3,867	308,741
	Southwest Airlines Co.	4,135	192,732
*	TASER International, Inc.	8,317	226,472
			927,998
Information Technology - 27.05%
*	Akamai Technologies, Inc.	4,566	304,552
*	Alibaba Group Holding Ltd.	1,716	161,338
*	Alphabet, Inc.	235	182,332
	Applied Materials, Inc.	11,962	385,176
*	Check Point Software Technologies Ltd.	3,299	271,607
*	Mobileye NV	3,762	140,059
*	NXP Semiconductors NV	2,325	230,524

			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2016
				Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
	PayPal Holdings, Inc.			5,995	$235,484
*	Qorvo, Inc.			5,562	297,066
					2,208,138
Telecommunication Services - 2.15%
	SoftBank Group Corp.			5,851	175,237
					175,237

	Total Common Stocks (Cost $7,592,236)				7,586,690

U.S.TREASURY BILL - 5.50%		Principal	Yield	Maturity Date
* †	U.S. Treasury Bill	$450,000	0.00%	5/11/2017	$448,856

	Total U.S. Treasury Bill (Cost $449,078)				448,856

CALL OPTIONS PURCHASED - 0.01%		Contracts (a)	Exercise Price	Expiration Date
*	SPDR S&P 500 ETF Trust	56	$228.00	12/16/2016	560

	Total Call Options Purchased (Cost $827)				560

PUT OPTIONS PURCHASED - 0.75%		Contracts (a)	Exercise Price	Expiration Date
*	SPDR S&P 500 ETF Trust	32	$200.00	6/16/2017	61,446

	Total Put Options Purchased (Cost $72,654)				61,446

SHORT-TERM INVESTMENT - 0.67%				Shares
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.03%			54,850	$54,850

	Total Short-Term Investment (Cost $54,850)				54,850

Total Value of Investments (Cost $8,169,645) - 99.87%					$8,152,402

Total Value of Options Written (Premiums Received $7,012) - (0.12)%					(9,408)

Other Assets Less Liabilities - 0.25%					20,477

Net Assets - 100.12%					$8,163,471

(a)	Each contract is equivalent to 100 shares of the underlying common stock.
*	Non-income producing investment
§	Represents 7 day effective yield
†	All or a portion of security is segregated as collateral for options written
μ	American Depositary Receipt

The following acronyms and abbreviations are used in this portfolio:
NV - Netherlands security
PLC - Public Limited Company
					(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2016

Summary of Investments by Sector

Sector	% of Net Assets	Value
Consumer Discretionary	22.14%	$1,807,734
Consumer Staples	4.01%	327,049
Financials	7.79%	636,138
Health Care	18.43%	1,504,396
Industrials	11.37%	927,998
Information Technology	27.05%	2,208,138
Telecommunication Services	2.15%	175,237
U.S. Treasury Bill	5.50%	448,856
Call Options Purchased	0.01%	560
Put Options Purchased	0.75%	61,446
Short-Term Investment	0.67%	54,850
Call Options Written	-0.12%	(9,408)
Other Assets Less Liabilities	0.25%	20,477
Total	100.00%	$8,163,471

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Schedule of Options Written
(Unaudited)

As of November 30, 2016
	Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 0.12%
* SPDR S&P 500 ETF Trust	56	$221.00	12/16/2016	$9,408

Total Call Options Written (Premiums Received $7,012)				9,408

(a)		Each contract is equivalent to 100 shares of the underlying common stock.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Assets and Liabilities
(Unaudited)
As of November 30, 2016

Assets:
Investments, at value (cost $8,169,645)	$8,152,402
Receivables:
Fund shares sold	54,959
Due From Advisor	38,333
Due From Administrator	29
Dividends and interest	3,079
Prepaid expenses:
Registration and filing expenses	18,427
Compliance fees	8,257
Professional fees	5,921
Trustee fees and meeting expenses	3,376
Fund accounting fees	3,207
Insurance expenses	261

Total assets	8,288,251

Liabilities:
Options written, at value (premiums received $7,012)	9,408
Due to Custodian	66,469
Payables:
Fund shares repurchased	41,891
Accrued expenses:
Custody and banking fees	3,964
Shareholder fulfillment expenses	1,203
Distribution and service fees - Advisor Class Shares	967
Security pricing fees	755
Interest expenses	123

Total liabilities	124,780

Total Net Assets	$8,163,471

Net Assets Consist of:
Paid in capital	$7,166,808
Accumulated net investment loss	(5,199)
Accumulated net realized gain on investment transactions	1,021,501
Net unrealized depreciation on investments	(19,639)

Total Net Assets	$8,163,471

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	702,917
Net Assets	$7,232,444
Net Asset Value, Offering Price and Redemption Price Per Share	$10.29

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	95,025
Net Assets	$931,027
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.80

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Operations
(Unaudited)
For the fiscal period ended November 30, 2016

Investment Income:
Dividends	$75,519
Interest	120

Total Investment Income	75,639

Expenses:
Fund accounting fees (note 2)	20,031
Advisory fees (note 2)	15,551
Transfer agent fees (note 2)	16,500
Professional fees	14,290
Administration fees (note 2)	13,538
Shareholder fulfillment fees	9,739
Compliance fees (note 2)	8,320
Custody and banking fees (note 2)	5,869
Registration and filing expenses	4,870
Distribution and service fees - Advisor Class Shares (note 3)	4,835
Trustee fees and meeting expenses	4,011
Security pricing fees	2,595
Insurance expenses	897
Interest expenses	123

Total Expenses	121,169

Expenses reimbursed by Advisor (note 2)	(49,356)

Net Expenses	71,813

Net Investment Income	3,826

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions and options written	630,256
Net change in unrealized depreciation on investments	(218,864)

Net Realized and Unrealized Gain on Investments	411,392

Net Increase in Net Assets Resulting from Operations	$415,218

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2016	(a)	2016

Operations:
Net investment income (loss)			$3,826		$(34,349)
Net realized gain from investment transactions and options written			630,256		1,047,194
Net change in unrealized depreciation on investments			(218,864)		(2,292,376)
Net Increase (Decrease) in Net Assets Resulting from Operations			415,218		(1,279,531)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		-
Advisor Class Shares			-		-
Net realized gains
Institutional Class Shares			-		(2,370,611)
Advisor Class Shares			-		(214,472)
Decrease in Net Assets Resulting from Distributions			-		(2,585,083)

Beneficial Interest Transactions:
Shares sold			2,594,722		30,327,483
Reinvested dividends and distributions			-		2,495,479
Shares repurchased			(6,656,404)		(38,078,303)
Decrease from Beneficial Interest Transactions			(4,061,682)		(5,255,341)

Net Decrease in Net Assets			(3,646,464)		(9,119,955)

Net Assets:
Beginning of Period			11,809,935		20,929,890
End of Period			$8,163,471		$11,809,935

Accumulated Net Investment Loss			$(5,199)		$(9,025)

	Period Ended		Year Ended
Share Information:	November 30, 2016 (a)		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	250,341	$2,525,015	2,380,984		$29,141,711
Reinvested dividends and distributions	-	-	224,951		2,281,007
Shares repurchased	(639,765)	(6,507,355)	(3,039,855)		(36,783,431)
Net Decrease in Shares of Beneficial Interest	(389,424)	$(3,982,340)	(433,920)		$(5,360,713)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	7,236	$69,707	102,233		$1,185,772
Reinvested dividends and distributions	-	-	21,997		214,472
Shares repurchased	(15,335)	(149,049)	(117,134)		(1,294,872)
Net Increase (Decrease) in Shares
of Beneficial Interest	(8,099)	$(79,342)	7,096		$105,372
(a) Unaudited.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Financial Highlights
			Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2016	(h)	2016		2015		2014		2013

Net Asset Value, Beginning of Period	$9.92		$12.92		$12.15		$11.55		$9.42

Income (Loss) from Investment Operations
Net investment income (loss)	0.03	(d)	(0.02)	(d)	(0.06)	(d)	0.11	(d)	0.21
Net realized and unrealized gain (loss) on
investments	0.34		(0.93)		1.88		1.08		1.92

Total from Investment Operations	0.37		(0.95)		1.82		1.19		2.13

Less Distributions from:
Net investment income	-		-		(0.11)		(0.13)		-
Net realized gains	-		(2.05)		(0.94)		(0.46)		-

Total Distributions	-		(2.05)		(1.05)		(0.59)		-

Net Asset Value, End of Period	$10.29		$9.92		$12.92		$12.15		$11.55

Total Return (a)	3.63%	(g)	(7.71)%		16.26%		10.44%		22.61%

Net Assets, End of Period (in thousands)	$7,232		$10,831		$19,722		$23,879		$14,139

Ratios of:
Gross Expenses to Average Net Assets (b)	2.33%	(f)	1.85%	(e)	1.27%		0.70%		0.94%
Net Expenses to Average Net Assets (b)	1.39%	(f)	1.37%	(e)	1.27%		0.70%		0.88%
Net Investment Income (Loss) to Average
Net Assets (c)	0.19%	(f)	(0.14)%		(0.47)%		0.91%		1.72%

Portfolio turnover rate	93.50%	(g)	312.56%		259.65%		425.39%		453.00%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of Americaand, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)									Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Annualized.
(g) Not annualized.
(h) Unaudited.

See Notes to Financial Statements									(Continued)

Cavalier Dynamic Growth Fund

Financial Highlights
			Advisor Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2016	(h)	2016		2015		2014		2013

Net Asset Value, Beginning of Period	$9.49		$12.57		$11.97		$11.48		$9.48

Income (Loss) from Investment Operations
Net investment income (loss)	0.07	(d)	(0.11)	(d)	(0.18)	(d)	(0.01)	(d)	0.08
Net realized and unrealized gain (loss) on
investments	0.24		(0.92)		1.83		1.09		1.92

Total from Investment Operations	0.31		(1.03)		1.65		1.08		2.00

Less Distributions from:
Net investment income	-		-		(0.11)		(0.13)		-
Net realized gains	-		(2.05)		(0.94)		(0.46)		-

Total Distributions	-		(2.05)		(1.05)		(0.59)		-

Net Asset Value, End of Period	$9.80		$9.49		$12.57		$11.97		$11.48

Total Return (a)	3.16%	(g)	(8.64)%		15.04%		9.53%		21.10%

Net Assets, End of Period (in thousands)	$931		$979		$1,208		$1,122		$865

Ratios of:
Gross Expenses to Average Net Assets (b)	4.44%	(f)	2.95%	(e)	2.27%		1.70%		1.92%
Net Expenses to Average Net Assets (b)	2.40%	(f)	2.40%	(e)	2.27%		1.70%		1.87%
Net Investment Income (Loss) to Average
Net Assets (c)	(0.92)%	(f)	(1.02)%		(1.50)%		(0.09)%		0.88%

Portfolio turnover rate	93.50%	(g)	312.56%		259.65%		425.39%		453.00%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Annualized.
(g) Not annualized.
(h) Unaudited.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)
As of November 30, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 92.24%

Consumer Discretionary - 11.06%
*	Amazon.com, Inc.	900	$675,513
*	American Outdoor Brands Corp.	42,200	984,526
	DR Horton, Inc.	3,650	101,178
*	Eldorado Resorts, Inc.	15,700	215,875
*	LCI Industries	6,900	725,190
*	New Oriental Education & Technology Group, Inc.	5,700	285,969
*	SORL Auto Parts, Inc.	42,300	162,432
*	Ulta Salon Cosmetics & Fragrance, Inc.	8,100	2,101,950
			5,252,633
Consumer Staples - 21.04%
	Altria Group, Inc.	14,700	939,771
	Constellation Brands, Inc.	9,001	1,360,411
	General Mills, Inc.	8,700	530,178
	Hormel Foods Corp.	28,500	975,840
	Ingredion, Inc.	3,200	375,616
μ	Marine Harvest ASA	16,700	298,763
	Reynolds American, Inc.	41,200	2,228,920
	Sysco Corp.	5,500	292,875
	The Clorox Co.	10,600	1,224,936
	The JM Smucker Co.	4,800	604,560
	Treasury Wine Estates Ltd.	57,100	460,512
	Tyson Foods, Inc.	12,300	698,763
			9,991,145
Financials - 5.01%
μ	Banco Santander Brasil SA	64,200	529,650
*	First Bank	10,000	107,000
*	Health Insurance Innovations, Inc.	19,000	256,500
	Nasdaq, Inc.	16,300	1,044,667
	New Residential Investment Corp.	10,800	166,860
	Oritani Financial Corp.	15,600	275,340
			2,380,017
Health Care - 7.60%
*	Align Technology, Inc.	5,000	465,250
	Baxter International, Inc.	10,300	457,011
*	Edwards Lifesciences Corp.	5,700	472,245
*	Glaukos Corp.	14,500	452,545
*	Heska Corp.	2,300	152,053
*	IDEXX Laboratories, Inc.	4,300	505,895
*	Intuitive Surgical, Inc.	685	440,962
*	Mettler-Toledo International, Inc.	1,200	494,424
*	MiMedx Group, Inc.	17,900	169,692
			3,610,077
			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)
As of November 30, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 11.62%
	Acuity Brands, Inc.	4,900	$1,231,909
	BG Staffing, Inc.	32,200	442,106
	Equifax, Inc.	3,600	412,020
*	Hudson Technologies, Inc.	52,000	395,720
	Insperity, Inc.	3,000	217,200
	Lockheed Martin Corp.	1,900	503,975
*	MasTec, Inc.	13,100	497,145
*	Patrick Industries, Inc.	11,700	834,795
	Republic Services, Inc.	8,700	482,763
	Vinci SA	14,000	226,520
*	Willdan Group, Inc.	11,000	270,380
			5,514,533
Information Technology - 23.35%
	Activision Blizzard, Inc.	6,600	241,626
	Applied Materials, Inc.	22,500	724,500
	Broadcom Ltd.	6,900	1,176,381
*	Cirrus Logic, Inc.	6,400	352,000
	Cognex Corp.	6,600	394,086
*	Daqo New Energy Corp.	11,000	222,200
*	Fabrinet	10,500	449,400
*	Gigamon, Inc.	5,000	266,750
*	MaxLinear, Inc.	37,800	772,254
*	MeetMe, Inc.	22,000	106,040
	NVIDIA Corp.	18,100	1,668,820
*	Oclaro, Inc.	174,000	1,555,560
*	Orbotech Ltd.	10,000	316,700
μ	Silicon Motion Technology Corp.	26,300	1,209,537
	Taiwan Semiconductor Manufacturing Co. Ltd.	7,800	231,582
*	Ubiquiti Networks, Inc.	8,500	475,660
*	Vantiv, Inc.	10,500	592,515
*	Weibo Corp.	6,500	333,515
			11,089,126
Materials - 5.04%
	Harmony Gold Mining Co. Ltd.	78,400	178,752
	Teck Resources Ltd.	20,400	516,936
	Vulcan Materials Co.	13,500	1,696,275
			2,391,963
Telecommunications - 2.96%
	AT&T, Inc.	27,000	1,043,010
*	Zayo Group Holdings, Inc.	10,500	362,250
			1,405,260

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)
As of November 30, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Utilities - 4.56%
American Water Works Co., Inc.		11,300	$818,911
CMS Energy Corp.		12,000	482,640
NiSource, Inc.		11,000	241,340
UGI Corp.		13,900	622,720
			2,165,611

Total Common Stocks (Cost $40,296,332)			43,800,365

REAL ESTATE INVESTMENT TRUSTS - 6.92%
Armada Hoffler Properties, Inc.		21,100	296,455
CareTrust REIT, Inc.		12,500	176,875
CyrusOne, Inc.		11,000	469,480
Digital Realty Trust, Inc.		15,500	1,431,115
EastGroup Properties, Inc.		2,900	198,099
Equinix, Inc.		415	140,585
National Storage Affiliates Trust		13,300	273,714
Xinyuan Real Estate Co. Ltd.		54,000	298,620

Total Real Estate Investment Trusts (Cost $3,500,530)			3,284,943

LIMITED PARTNERSHIP - 0.34%
Enviva Partners LP		5,700	160,740

Total Limited Partnership (Cost $151,548)			160,740

Total Value of Investments (Cost $43,948,410) - 99.50%			$47,246,048

Other Assets Less Liabilities - 0.50%			239,235

Net Assets - 100.00%			$47,485,283

*	Non-income producing investment
μ	American Depositary Receipt

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)
As of November 30, 2016

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	11.06%	$5,252,633
Consumer Staples	21.04%	9,991,145
Financials	5.01%	2,380,017
Health Care	7.60%	3,610,077
Industrials	11.62%	5,514,533
Information Technology	23.35%	11,089,126
Materials	5.04%	2,391,963
Telecommunications	2.96%	1,405,260
Utilities	4.56%	2,165,611
Real Estate Investment Trusts	6.92%	3,284,943
Limited Partnership	0.34%	160,740
Other Assets Less Liabilities	0.50%	239,235
Total	100.00%	$47,485,283

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Assets and Liabilities
(Unaudited)
As of November 30, 2016

Assets:
Investments, at value (cost $48,948,410)	$47,246,048
Receivables:
Investments sold	1,235,007
Fund shares sold	323,023
Dividends and interest	37,369
Prepaid expenses:
Registration and filing expenses	24,082
Professional fees	5,372
Trustee fees and meeting expenses	3,376
Fund accounting fees	3,149
Insurance expenses	2,552
Security pricing fees	2,298
Compliance fees	1,049
Shareholder fulfillment expenses	618
Custody and banking fees	110

Total assets	48,884,053

Liabilities:
Due to custodian	378,835
Payables:
Investments purchased	843,024
Fund shares repurchased	125,878
Accrued expenses:
Advisory fees	46,982
Distribution and service fees - Advisor Class Shares	3,572
Administration fees	479

Total liabilities	1,398,770

Total Net Assets	$47,485,283

Net Assets Consist of:
Paid in capital	$47,688,922
Undistributed net investment income	125,820
Accumulated net realized loss on investments	(3,627,097)
Net unrealized appreciation on investments	3,297,638

Total Net Assets	$47,485,283

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	3,687,278
Net Assets	$42,968,069
Net Asset Value, Offering Price and Redemption Price Per Share	$11.65

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	394,940
Net Assets	$4,517,214
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.44

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Operations
(Unaudited)
For the fiscal period ended November 30, 2016

Investment Income:
Dividends (net of withholding taxes of $768)	$449,741

Total Investment Income	449,741

Expenses:
Advisory fees (note 2)	249,303
Distribution and service fees - Advisor Class Shares (note 3)	33,983
Administration fees (note 2)	26,375
Fund accounting fees (note 2)	22,191
Transfer agent fees (note 2)	16,500
Professional fees	14,290
Shareholder fulfillment expenses	13,064
Registration and filing expenses	9,080
Custody and banking fees (note 2)	6,529
Trustee fees and meeting expenses	4,011
Compliance fees (note 2)	3,756
Insurance expenses	1,003
Security pricing fees	902

Total Expenses	400,987

Expenses reimbursed by Advisor (note 2)	(77,066)

Net Expenses	323,921

Net Investment Income	125,820

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	406,726
Net change in unrealized depreciation on investments	(170,286)

Net Realized and Unrealized Gain on Investments	236,440

Net Increase in Net Assets Resulting from Operations	$362,260

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2016	(a)	2016

Operations:
Net investment income (loss)			$125,820		$(50,897)
Net realized gain (loss) from investment transactions			406,726		(2,341,481)
Net change in unrealized depreciation on investments			(170,287)		(3,257,869)

Net Increase (Decrease) in Net Assets Resulting from Operations			362,259		(5,650,247)

Distributions to Shareholders From:
Net Investment income
Institutional Class Shares			-		(55,656)
Advisor Class Shares			-		(9,691)

Decrease in Net Assets Resulting from Distributions			-		(65,347)

Beneficial Interest Transactions:
Shares sold			22,649,065		45,596,054
Reinvested dividends and distributions			-		57,997
Shares repurchased			(28,561,434)		(47,456,100)

Decrease from Beneficial Interest Transactions			(5,912,369)		(1,802,049)

Net Decrease in Net Assets			(5,550,110)		(7,517,643)

Net Assets:
Beginning of Period			53,035,393		60,553,036
End of Period			$47,485,283		$53,035,393

Undistributed Net Investment Income			$125,820		$-

	Period Ended		Year Ended
Share Information:	November 30, 2016 (a)		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,454,576	$17,251,154	3,426,443		$41,336,593
Reinvested dividends and distributions	-	-	4,187		48,497
Shares repurchased	(1,692,935)	(20,074,404)	(3,712,131)		(44,866,358)
Net Decrease in Shares of
Beneficial Interest	(238,359)	$(2,823,250)	(281,501)		$(3,481,268)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	456,935	$5,397,911	351,060		$4,259,461
Reinvested dividends and distributions	-	-	828		9,500
Shares repurchased	(725,884)	(8,487,030)	(225,766)		(2,589,742)
Net Increase (Decrease) in Shares
of Beneficial Interest	(268,949)	$(3,089,119)	126,122		$1,679,219
(a) Unaudited.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Financial Highlights
			Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2016	(h)	2016		2015		2014	(f)

Net Asset Value, Beginning of Period	$11.58		$12.77		$11.09		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.02		0.01	(e)	0.03	(e)	(0.04)	(e)
Net realized and unrealized gain (loss) on investments	0.05		(1.19)		1.65		1.13

Total from Investment Operations	0.07		(1.18)		1.68		1.09

Less Distributions from:
Net investment income	-		(0.01)		-		-

Total Distributions	-		(0.01)		-		-

Net Asset Value, End of Period	$11.65		$11.58		$12.77		$11.09

Total Return (c)	0.60%	(b)	(9.21)%		15.15%		10.90%	(b)

Net Assets, End of Period (in thousands)	$42,968		$45,453		$53,713		$18,202

Ratios of:
Gross Expenses to Average Net Assets (d)	1.65%	(a)	1.51%		1.55%		1.25%	(a)
Net Expenses to Average Net Assets (d)	1.10%	(a)	1.11%	(g)	1.13%		1.25%	(a)
Net Investment Income (Loss) to Average Net Assets	0.48%	(a)	0.05%	(g)	0.23%		(0.64)%	(a)

Portfolio turnover rate	51.93%	(b)	172.08%		95.22%		71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset  values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through  December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(h) Unaudited.

See Notes to Financial Statements							(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights
			Advisor Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2016	(h)	2016		2015		2014	(f)

Net Asset Value, Beginning of Period	$11.42		$12.72		$11.16		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.08		(0.11)	(e)	(0.11)	(e)	(0.10)	(e)
Net realized and unrealized gain (loss) on investments	(0.06)		(1.18)		1.67		1.26

Total from Investment Operations	0.02		(1.29)		1.56		1.16

Less Distributions from:
Net investment income	-		(0.01)		-		-

Total from Investment Operations	-		(0.01)		-		-

Net Asset Value, End of Period	$11.44		$11.42		$12.72		$11.16

Total Return (c)	0.09%	(b)	(10.11)%		13.98%		11.60%	(b)

Net Assets, End of Period (in thousands)	$4,517		$7,582		$6,840		$233

Ratios of:
Gross Expenses to Average Net Assets (d)	2.65%	(a)	2.51%		2.55%		2.25%	(a)
Net Expenses to Average Net Assets (d)	2.10%	(a)	2.11%	(g)	2.13%		2.25%	(a)
Net Investment Loss to Average Net Assets	(0.53)%	(a)	(0.96)%	(g)	(0.93)%		(1.69)%	(a)

Portfolio turnover rate	51.93%	(b)	172.08%		95.22%		71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	For the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(h) Unaudited.

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Schedule of Investments
(Unaudited)
As of November 30, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 100.34%
iShares Dow Jones U.S. ETF		11,317	$1,252,679
iShares Global Tech ETF		11,341	1,239,476
iShares MSCI Brazil Capped ETF		37,190	1,245,493
iShares PHLX Semiconductor ETF		10,280	1,227,226
iShares Russell 1000 ETF		10,178	1,250,266
iShares Russell 1000 Growth ETF		11,868	1,233,916
iShares Russell 1000 Value ETF		11,402	1,253,194
iShares Russell Mid-Cap Value ETF		15,842	1,261,023
iShares U.S. Consumer Services ETF		8,331	1,259,481
iShares U.S. Industrials ETF		10,367	1,249,223

Total Exchange-Traded Products (Cost $12,237,936)			12,471,977

Total Value of Investments (Cost $12,237,936) - 100.34%			$12,471,977

Liabilities in Excess of Other Assets - (0.34)%			(42,648)

Net Assets - 100.00%			$12,429,329

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	100.34%	$12,471,977
Liabilities in Excess of Other Assets	-0.34%	(42,648)
Total	100.00%	$12,429,329

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statement of Assets and Liabilities
(Unaudited)
As of November 30, 2016

Assets:
Investments, at value (cost $12,237,936)	12,471,977
Receivables:
Fund shares sold	99,795
Dividends and interest	47
Due from Advisor	31,108
Prepaid expenses:
Registration and filing expenses	20,811
Professional fees	5,138
Trustee fees and meeting expenses	3,376
Fund accounting fees	3,183
Compliance fees	1,774
Insurance expenses	608

Total assets	12,637,817

Liabilities:
Due to custodian	45,773
Payables:
Fund shares repurchased	154,300
Accrued expenses:
Shareholder fulfillment expenses	4,636
Distribution and service fees - Advisor Class Shares	2,731
Custody and banking fees	852
Administration fees	196

Total liabilities	208,488

Net Assets	$12,429,329

Net Assets Consist of:
Paid in capital	$14,853,391
Accumulated net investment income	54,059
Accumulated net realized loss on investment transactions	(2,712,162)
Net unrealized appreciation on investments	234,041

Total Net Assets	$12,429,329

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$9,071,552
Net Asset Value, Offering Price and Redemption Price Per Share	12.98

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$3,357,777
Net Asset Value, Offering Price and Redemption Price Per Share (a)	12.69

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statement of Operations
(Unaudited)
For the fiscal period ended November 30, 2016

Investment Income:
Dividends	$133,308
Other income	8,786

Total Investment Income	142,094

Expenses:
Distribution and service fees - Advisor Class Shares (note 3)	28,421
Advisory fees (note 2)	23,775
Fund accounting fees (note 2)	20,247
Transfer agent fees (note 2)	16,500
Professional fees	14,290
Administration fees (note 2)	13,137
Shareholder fulfillment expenses	12,767
Trustee fees and meeting expenses	4,011
Compliance fees (note 2)	3,605
Custody and banking fees (note 2)	2,641
Insurance expenses	1,003
Security pricing fees	902

Total Expenses	141,299

Expenses reimbursed by Advisor (note 2)	(27,794)

Net Expenses	113,505

Net Investment Income	28,589

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	1,574,383
Net change in unrealized depreciation on investments	(341,533)

Net Realized and Unrealized Gain on Investments	1,232,850

Net Increase in Net Assets Resulting from Operations	$1,261,439

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2016	(a)	2016

Operations:
Net investment income			$28,589		$74,765
Net realized gain (loss) from investment transactions			1,574,383		(4,267,333)
Net change in unrealized depreciation on investments			(341,533)		(721,836)

Net Increase (Decrease) in Net Assets Resulting from Operations			1,261,439		(4,914,404)

Distributions to Shareholders:
Net investment income
Institutional Class Shares			-		-
Advisor Class Shares			-		-
Net realized gains
Institutional Class Shares			-		(468,463)
Advisor Class Shares			-		(83,379)

Decrease in Net Assets Resulting from Distributions			-		(551,842)

Beneficial Interest Transactions:
Shares sold			12,942,520		19,946,677
Reinvested dividends and distributions			-		312,132
Shares repurchased			(16,047,611)		(48,797,766)

Decrease from Beneficial Interest Transactions			(3,105,091)		(28,538,957)

Net Decrease in Net Assets			(1,843,652)		(34,005,203)

Net Assets:
Beginning of Period			14,272,981		48,278,184
End of Period			$12,429,329		$14,272,981

Undistributed Net Investment Income			$54,059		$25,470
	Period Ended		Year Ended
Share Information:	November 30, 2016 (a)		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	533,564	$6,677,526	1,500,145		$18,703,510
Reinvested dividends and distributions	-	-	19,530		232,212
Shares repurchased	(521,117)	(6,522,561)	(3,959,676)		(47,206,701)
Net Increase (Decrease) in Shares of
Beneficial Interest	12,447	$154,965	(2,440,001)		$(28,270,979)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	508,946	$6,264,994	103,299		$1,243,167
Reinvested dividends and distributions	-	-	6,802		79,920
Shares repurchased	(774,849)	(9,525,050)	(133,864)		(1,591,065)
Net Decrease in Shares of
Beneficial Interest	(265,903)	$(3,260,056)	(23,763)		$(267,978)
(a) Unaudited.

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Financial Highlights
				Institutional Class Shares
For a share outstanding during each		November 30,		May 31,
of the fiscal years or periods ended		2016	(j)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period		$11.81		$13.13		$12.93		$11.19		$10.00

Income (Loss) from Investment Operations
	Net investment income	0.02	(g)	0.05	(g)	0.05	(g)	0.09	(g)	0.02
	Net realized and unrealized gain (loss)
	on investments	1.15		(1.22)		0.65		1.74		1.22

Total from Investment Operations		1.17		(1.17)		0.70		1.83		0.02

Less Distributions From:
	Net investment income	-		-		(0.06)		(0.09)		(0.05)
	Net realized gains	-		(0.15)		(0.44)		-		-

Total Distributions		-		(0.15)		(0.50)		(0.09)		(0.05)

Net Asset Value, End of Period		$12.98		$11.81		$13.13		$12.93		$9.97

Total Return (c)		10.09%	(b)	(8.92)%		5.63%		16.36%		12.41%	(b)

Net Assets, End of Period (in thousands)		$9,072		$8,113		$41,049		$9,080		$4,536

Ratios of:
Gross Expenses to Average Net Assets (d)		1.50%	(a)	1.22%		1.25%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)		1.10%	(a)	0.91%	(i)	0.93%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)		1.11%	(a)	0.41%	(i)	0.41%	(h)	0.72%		0.57%	(a)

Portfolio turnover rate		242.46%	(b)	284.69%		50.59%		3.26%		0.00%	(b)

(a)	Annualized.
(b)	Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America nd, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j)	Unaudited.

See Notes to Financial Statements										(Continued)

Cavalier Global Opportunities Fund

Financial Highlights
				Advisor Class Shares
For a share outstanding during each		November 30,		May 31,
of the fiscal years or periods ended		2016	(j)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period		$11.61		$13.04		$12.97		$11.28		$10.00

Income (Loss) from Investment Operations
	Net investment loss	(0.03)	(g)	(0.07)	(g)	(0.13)	(g)	(0.03)	(g)	(0.01)
	Net realized and unrealized gain (loss)
	on investments	1.11		(1.21)		0.70		1.80		1.32

Total from Investment Operations		1.08		(1.28)		0.57		1.77		(0.01)

Less Distributions From:
	Net investment income	-		-		(0.06)		(0.08)		(0.03)
	Net realized gains	-		(0.15)		(0.44)		-		-

Total Distributions		-		(0.15)		(0.50)		(0.08)		(0.03)

Net Asset Value, End of Period		$12.69		$11.61		$13.04		$12.97		$11.28

Total Return (c)		9.49%	(b)	(9.84)%		4.64%		15.72%		13.12%	(b)

Net Assets, End of Period (in thousands)		$3,358		$6,160		$7,229		$178		$48

Ratios of:
Gross Expenses to Average Net Assets (d)		2.50%	(a)	2.22%		2.25%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)		2.10%	(a)	1.84%	(i)	1.93%	(h)	1.70%		1.70%	(a)
Net Investment Loss to Average Net Assets (e)		(0.59)%	(a)	(0.56)%	(i)	(1.00)%	(h)	(0.28)%		(0.87)%	(a)

Portfolio turnover rate		242.46%	(b)	284.69%		50.59%		3.26%		0.00%	(b)

(a)	Annualized.
(b)	Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j)	Unaudited.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)
As of November 30, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 93.30%
iShares 1-3 Year Treasury Bond ETF		1,595	$134,778
iShares Short Treasury Bond ETF		4,725	521,309
VelocityShares Daily Inverse VIX Short-Term ETN		16,951	737,708
Vanguard High-Yield Corporate Fund		802,055	4,635,877

Total Exchange-Traded Products (Cost $6,008,449)			6,029,672

SHORT-TERM INVESTMENT - 5.86%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.03%	378,902	378,902

Total Short-Term Investment (Cost $378,902)			378,902

Total Value of Investments (Cost $6,387,351) - 99.16%			$6,408,574

Other Assets Less Liabilities - 0.84%			54,356

Net Assets - 100.00%			$6,462,930

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	93.30%	$6,029,672
Short-Term Investment	5.86%	378,902
Other Assets Less Liabilities	0.84%	54,356
Total	100.00%	$6,462,930

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Assets and Liabilities
(Unaudited)
As of November 30, 2016

Assets:
Investments, at value (cost $6,387,351)	$6,408,574
Receivables:
Fund shares sold	4,340
Dividends	198
Due from Advisor	44,460
Prepaid expenses:
Registration and filing expenses	20,670
Professional fees	5,138
Trustee fees and meeting expenses	3,376
Fund accounting fees	3,200
Compliance fees	2,394
Insurance expenses	260

Total assets	6,492,610

Liabilities:
Payables:
Fund shares repurchased	18,729
Distribution payable	108
Accrued expenses:
Custody and banking fees	4,016
Shareholder fulfillment expenses	4,004
Security pricing fees	2,107
Distribution and service fees - Advisor Class Shares	677
Administration fees	39

Total liabilities	29,680

Net Assets	$6,462,930

Net Assets Consist of:
Paid in capital	$8,688,927
Undistributed net investment income	76,106
Accumulated net realized loss on investments	(2,323,326)
Net unrealized appreciation on investments	21,223

Total Net Assets	$6,462,930

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	589,581
Net Assets	$5,586,773
Net Asset Value, Offering Price and Redemption Price Per Share	$9.48

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	93,095
Net Assets	$876,157
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.41

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Operations
(Unaudited)
For the fiscal period ended November 30, 2016

Investment Income:
Dividends	$113,560
Other income	3,131

Total Investment Income	116,691

Expenses:
Fund accounting fees (note 2)	19,895
Professional fees	14,290
Transfer agent fees (note 2)	16,500
Administration fees (note 2)	13,593
Advisory fees (note 2)	11,330
Shareholder fulfillment expenses	9,760
Custody and banking fees (note 2)	6,198
Distribution and service fees - Advisor Class Shares (note 3)	4,378
Trustee fees and meeting expenses	4,011
Compliance fees	3,605
Security pricing fees	2,632
Insurance expenses	813

Total Expenses	107,005

Expenses reimbursed by Advisor (note 2)	(50,433)

Net Expenses	56,572

Net Investment Income	60,119

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	93,884
Net change in unrealized appreciation on investments	29,232

Realized and Unrealized Gain on Investments	123,116

Net Increase in Net Assets Resulting from Operations	$183,235

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2016	(a)	2016

Operations:
Net investment income			$60,119		$400,459
Net realized gain (loss) from:
Net realized gain (loss) from investment transactions			93,884		(1,272,830)
Net change in unrealized appreciationon investments			29,232		334,139

Net Increase (Decrease) in Net Assets Resulting from Operations			183,235		(538,232)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(5,864)		(363,742)
Advisor Class Shares			(135)		(9,297)
Net realized gains
Institutional Class Shares			-		(146,803)
Advisor Class Shares			-		(2,865)

Decrease in Net Assets Resulting from Distributions			(5,999)		(522,707)

Beneficial Interest Transactions:
Shares sold			1,883,024		22,246,469
Reinvested dividends and distributions			5,891		352,920
Shares repurchased			(3,844,728)		(46,086,811)

Decrease from Beneficial Interest Transactions			(1,955,813)		(23,487,422)

Net Decrease in Net Assets			(1,778,577)		(24,548,361)

Net Assets:
Beginning of Period			8,241,507		32,789,868
End of Period			$6,462,930		$8,241,507

Undistributed Net Investment Income			$76,106		$21,986
	Period Ended		Year Ended
Share Information:	November 30, 2016 (a)		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	154,810	$1,464,346	2,294,138		$21,514,856
Reinvested dividends and distributions	607	5,756	36,506		341,317
Shares repurchased	(365,029)	(3,435,152)	(4,875,278)		(45,642,288)
Net Decrease in Shares of
Beneficial Interest	(209,612)	$(1,965,050)	(2,544,634)		$(23,786,115)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	44,958	$418,678	78,858		$731,613
Reinvested dividends and distributions	14	135	1,238		11,603
Shares repurchased	(43,999)	(409,576)	(47,518)		(444,523)
Net Increase in Shares of
Beneficial Interest	973	$9,237	32,578		$298,693
(a) Unaudited.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights
			Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2016	(j)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.25		$9.63		$10.74		$10.23		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.20)	(g)	0.27	(g)	0.38	(g)	0.52	(g)	0.33
Net realized and unrealized gain (loss)
on investments	0.42		(0.41)		(0.93)		0.58		0.20

Total from Investment Operations	0.22		(0.14)		(0.55)		1.10		0.53

Less Distributions:
From net investment income	(0.01)		(0.20)		(0.34)		(0.55)		(0.30)
From net realized gains	-		(0.04)		(0.22)		(0.04)		-

Total Distributions	(0.01)		(0.24)		(0.56)		(0.59)		(0.30)

Net Asset Value, End of Period	$9.48		$9.25		$9.63		$10.74		$10.23

Total Return (c)	2.48%	(b)	(1.40)%		(2.19)%		11.18%		5.37%	(b)

Net Assets, End of Period (in thousands)	$5,587		$7,392		$32,214		$16,552		$9,366

Ratios of:
Gross Expenses to Average Net Assets (d)	3.05%	(a)	2.00%		1.23%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.44%	(a)	1.01%	(i)	0.90%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	1.76%	(a)	2.89%	(i)	5.40%	(h)	5.26%		6.59%	(a)

Portfolio turnover rate	143.96%	(b)	327.01%		64.51%		75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Unaudited.

See Notes to Financial Statements									(Continued)

Cavalier Hedged High Income Fund

Financial Highlights
			Advisor Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2016	(j)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.22		$9.67		$10.76		$10.17		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.02)	(g)	0.01	(g)	0.49	(g)	0.47	(g)	0.24
Net realized and unrealized gain (loss)
on investments	0.21		(0.26)		(0.82)		0.61		0.19

Total from Investment Operations	0.19		(0.25)		(0.33)		1.08		0.43

Less Distributions:
From net investment income	(0.00)	(k)	(0.16)		(0.42)		(0.45)		(0.26)
From net realized gains	-		(0.04)		(0.34)		(0.04)		-

Total Distributions	(0.00)	(k)	(0.20)		(0.76)		(0.49)		(0.26)

Net Asset Value, End of Period	$9.41		$9.22		$9.67		$10.76		$10.17

Total Return (c)	1.97%	(b)	(2.53)%		(3.01)%		11.00%		4.36%	(b)

Net Assets, End of Period (in thousands)	$876		$850		$576		$644		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	4.71%	(a)	3.00%		2.23%		1.70%		1.76%	(a)
Net Expenses to Average Net Assets (d)	2.44%	(a)	2.21%	(i)	1.90%	(h)	1.70%		1.76%	(a)
Net Investment Income to Average Net Assets (e)	0.10%	(a)	0.08%	(i)	4.40%	(h)	4.26%		5.71%	(a)

Portfolio turnover rate	143.96%	(b)	327.01%		64.51%		75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Unaudited.
(k) Less than $0.01 per share.

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Schedule of Investments
(Unaudited)
As of November 30, 2016
	Shares	Value (Note 1)

COMMON STOCKS - 4.76%

Energy - 0.98%
Exxon Mobil Corp.	663	$57,880
		57,880
Financials - 1.36%
Barclays PLC	4,333	46,580
JPMorgan Chase & Co.	425	34,072
		80,652
Health Care - 1.51%
Johnson & Johnson	427	47,525
Merck & Co., Inc.	692	42,344
		89,869
Information Technology - 0.91%
Apple, Inc.	489	54,044
		54,044

Total Common Stocks (Cost $248,672)		282,445

EXCHANGE-TRADED PRODUCTS - 68.29%
Consumer Discretionary Select Sector SPDR Fund	1,179	96,501
Energy Select Sector SPDR Fund	822	61,181
First Trust Financial AlphaDEX Fund	7,755	203,569
First Trust Industrials/Producer Durables AlphaDEX Fund	5,317	174,610
First Trust Large Cap Value AlphaDEX Fund	6,063	279,383
First Trust Mid Cap Core AlphaDEX Fund	2,675	148,677
First Trust Small Cap Core AlphaDEX Fund	3,036	160,331
First Trust Technology AlphaDEX Fund	4,343	164,165
Health Care Select Sector SPDR Fund	1,495	102,781
Industrial Select Sector SPDR Fund	1,005	62,722
iShares 1-3 Year Credit Bond ETF	800	83,968
iShares 20+ Year Treasury Bond ETF	470	56,513
iShares Core 1-5 Year USD Bond ETF	790	39,468
iShares Edge MSCI Min Vol Global ETF	640	46,426
iShares iBoxx $ Investment Grade Corporate Bond ETF	520	60,757
iShares MSCI ACWI ETF	1,860	108,940
iShares MSCI EAFE ETF	740	42,025
iShares Nasdaq Biotechnology ETF	323	88,525
iShares Russell 1000 Growth ETF	490	50,945
iShares Russell 1000 Value ETF	600	65,946
iShares Russell 2000 ETF	340	44,747
iShares TIPS Bond ETF	1,050	119,133
iShares U.S. Medical Devices ETF	408	53,648
Powershares Dynamic Pharmaceuticals Portfolio	730	40,895

		(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)
As of November 30, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - CONTINUED
* SPDR Gold Shares		1,231	$137,564
SPDR S&P Biotech ETF		335	20,994
SPDR S&P International Small Cap ETF		1,360	40,501
SPDR S&P Regional Banking ETF		2,622	137,419
SPDR S&P500 ETF Trust		660	145,451
Technology Select Sector SPDR Fund		2,337	111,008
Vanguard Consumer Staples ETF		442	57,774
Vanguard Extended Duration Treasury ETF		223	25,270
Vanguard Financials ETF		2,292	131,194
Vanguard FTSE Emerging Markets ETF		810	29,338
Vanguard Information Technology ETF		772	92,910
Vanguard Intermediate-Term Government Bond ETF		564	36,265
Vanguard REIT ETF		670	53,861
Vanguard Total International Bond ETF		850	46,351
* VelocityShares Daily Inverse VIX Short Term ETN		14,457	629,169

Total Exchange-Traded Products (Cost $3,827,851)			4,050,925

SHORT-TERM INVESTMENT - 24.10%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.03%	1,429,872	1,429,872

Total Short-Term Investment (Cost $1,429,872)			1,429,872

Total Value of Investments (Cost $5,506,395) - 97.15%			$5,763,242

Other Assets Less Liabilities - 2.85%			169,068

Net Assets - 100.00%			$5,932,310

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Energy	0.98%	$57,880
Financials	1.36%	80,652
Health Care	1.51%	89,869
Information Technology	0.91%	54,044
Exchange-Traded Products	68.29%	4,050,925
Short-Term Investment	24.10%	1,429,872
Other Assets Less Liabilities	2.85%	169,068
Total	100.00%	$5,932,310

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statement of Assets and Liabilities
(Unaudited)
As of November 30, 2016

Assets:
Investments, at value (cost $5,506,395)	$5,763,242
Receivables:
Fund shares sold	76,545
Dividends	1,275
Due from Advisor	56,177
Prepaid expenses:
Registration and filing expenses	19,519
Compliance fees	12,142
Professional fees	5,138
Trustee fees and meeting expenses	3,376
Fund accounting fees	3,197
Security pricing fees	590

Total assets	5,941,201

Liabilities:
Payables:
Fund shares repurchased	4,055
Accrued expenses:
Custody and banking fees	2,228
Shareholder fulfillment expenses	1,720
Distribution and service fees - Advisor Class Shares	746
Insurance expenses	110
Administration fees	32

Total liabilities	8,891

Total Net Assets	$5,932,310

Net Assets Consist of:
Paid in capital	$6,008,191
Accumulated net investment loss	(17,189)
Accumulated net realized loss on investments	(315,539)
Net unrealized appreciation on investments	256,847

Total Net Assets	$5,932,310

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	439,305
Net Assets	$5,013,796
Net Asset Value, Offering Price and Redemption Price Per Share	$11.41

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	82,917
Net Assets	$918,514
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.08

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statement of Operations
(Unaudited)
For the fiscal period ended November 30, 2016

Investment Income:
Dividends	$36,569

Total Investment Income	36,569

Expenses:
Fund accounting fees (note 2)	19,784
Transfer agent fees (note 2)	16,500
Professional fees	14,290
Administration fees (note 2)	13,593
Compliance fees	13,035
Advisory fees (note 2)	8,313
Shareholder fulfillment expenses	7,168
Registration and filing expenses	4,830
Custody and banking fees (note 2)	4,372
Trustee fees and meeting expenses	4,011
Distribution and service fees - Advisor Class Shares (note 3)	3,124
Security pricing fees	2,055
Insurance expenses	705

Total Expenses	111,780

Expenses reimbursed by Advisor (note 2)	(72,974)

Total Expenses	38,806

Net Investment Loss	(2,237)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(12,203)
Net change in unrealized appreciation on investments	179,367

Net Realized and Unrealized Gain on Investments	167,164

Net Increase in Net Assets Resulting from Operations	$164,927

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2016	(a)	2016

Operations:
Net investment loss			$(2,237)		$(4,663)
Net realized gain (loss) from:
Investment transactions			(12,203)		(306,757)
Capital gain distributions from underlying funds			-		3,421
Net change in unrealized appreciation (depreciation) on investments			179,367		(176,712)

Net Increase (Decrease) in Net Assets Resulting from Operations			164,927		(484,711)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		-
Advisor Class Shares			-		-
Net realized gains
Institutional Class Shares			-		(148,245)
Advisor Class Shares			-		(12,736)

Decrease in Net Assets Resulting from Distributions			-		(160,981)

Beneficial Interest Transactions:
Shares sold			3,564,253		7,680,640
Reinvested dividends and distributions			-		158,722
Shares repurchased			(2,097,594)		(14,806,374)

Increase (Decrease) from Beneficial Interest Transactions			1,466,659		(6,967,012)

Net Increase (Decrease) in Net Assets			1,631,586		(7,612,704)

Net Assets:
Beginning of Period			4,300,724		11,913,428
End of Period			$5,932,310		$4,300,724

Accumulated Net Investment Loss			$(17,189)		$(14,952)

	Period Ended		Year Ended
Share Information:	November 30, 2016 (a)		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	209,308	$2,360,409	645,644		$7,341,427
Reinvested dividends and distributions	-	-	13,117		145,986
Shares repurchased	(126,271)	(1,410,612)	(1,266,456)		(14,605,558)
Net Increase (Decrease) in Shares of
Beneficial Interest	83,037	$949,797	(607,695)		$(7,118,145)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	110,411	$1,203,844	30,015		$339,213
Reinvested dividends and distributions	-	-	1,167		12,736
Shares repurchased	(62,971)	(686,982)	(17,860)		(200,816)
Net Increase in Shares of
Beneficial Interest	47,440	$516,862	13,322		$151,133
(a) Unaudited.
See Notes to Financial Statements

Cavalier Multi Strategist Fund

Financial Highlights
			Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2016	(j)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$11.00		$12.09		$12.09		$11.06		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.01	(g)	(0.00)	(g)	0.10	(g)	0.06	(g)	0.12
Net realized and unrealized gain (loss)
on investments	0.40		(0.71)		0.35		1.29		1.09

Total from Investment Operations	0.41		(0.71)		0.45		1.35		1.21

Less Distributions:
From net investment income	-		-		(0.11)		(0.11)		(0.15)
From net realized gains	-		(0.38)		(0.34)		(0.21)		-

Total Distributions	-		(0.38)		(0.45)		(0.32)		(0.15)

Net Asset Value, End of Period	$11.41		$11.00		$12.09		$12.09		$11.06

Total Return (c)	3.73%	(b)	(5.89)%		3.91%		12.37%		12.23%	(b)

Net Assets, End of Period (in thousands)	$5,014		$3,920		$11,650		$5,697		$1,862

Ratios of:
Gross Expenses to Average Net Assets (d)	4.68%	(a)	3.92%		2.12%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.46%	(a)	1.20%	(i)	0.94%	(h)	0.70%		0.70%	(a)
Net Investment Income (Loss) to
Average Net Assets (e)	0.13%	(a)	(0.02)%	(i)	0.81%	(h)	0.56%		0.77%	(a)

Portfolio turnover rate	84.60%	(b)	173.62%		69.31%		26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Unaudited.

See Notes to Financial Statements										(Continued)

Cavalier Multi Strategist Fund

Financial Highlights
			Advisor Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2016	(j)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$10.73		$11.91		$12.04		$11.16		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.04	(g)	(0.12)	(g)	0.01	(g)	(0.05)	(g)	-
Net realized and unrealized gain (loss)
on investments	0.31		(0.68)		0.31		1.24		1.29

Total from Investment Operations	0.35		(0.80)		0.32		1.19		1.29

Less Distributions:
From net investment income	-		-		(0.11)		(0.10)		(0.13)
From net realized gains	-		(0.38)		(0.34)		(0.21)		-

Total Distributions	-		(0.38)		(0.45)		(0.31)		(0.13)

Net Asset Value, End of Period	$11.08		$10.73		$11.91		$12.04		$11.16

Total Return (c)	3.26%	(b)	(6.75)%		2.82%		10.84%		13.04%	(b)

Net Assets, End of Period (in thousands)	$919		$381		$264		$122		$9

Ratios of:
Gross Expenses to Average Net Assets (d)	5.83%	(a)	5.25%		3.12%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.48%	(a)	2.27%	(i)	1.94%	(h)	1.70%		1.70%	(a)
Net Investment Income (Loss) to	(1.03)%	(a)	(1.05)%	(i)	0.04%	(h)	(0.43)%		0.68%	(a)
Average Net Assets (e)

Portfolio turnover rate	84.60%	(b)	173.62%		69.31%		26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Unaudited.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.60%
Consumer Discretionary Select Sector SPDR Fund		167,411	$13,702,591
Energy Select Sector SPDR Fund		187,044	13,921,685
Financial Select Sector SPDR Fund		609,531	13,720,543
Industrial Select Sector SPDR Fund		218,842	13,657,929
Materials Select Sector SPDR Fund		277,711	13,868,887
Technology Select Sector SPDR Fund		286,886	13,627,085

Total Exchange-Traded Products (Cost $76,805,033)			82,498,720

SHORT-TERM INVESTMENT - 1.33%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.03%	1,109,403	1,109,403

Total Short-Term Investment (Cost $1,109,403)			1,109,403

Total Value of Investments (Cost $77,914,436) - 99.93%			$83,608,123

Other Assets Less Liabilities - 0.07%			56,719

Net Assets - 100.00%			$83,664,842

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	98.60%	$82,498,720
Short-Term Investment	1.33%	1,109,403
Other Assets Less Liabilities	0.07%	56,719
Total	100.00%	$83,664,842

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Assets and Liabilities
(Unaudited)
As of November 30, 2016

Assets:
Investments, at value (cost $77,914,436)	$83,608,123
Receivables:
Fund shares sold	273,477
Dividends	572
Prepaid expenses:
Registration and filing expenses	26,139
Professional fees	5,138
Trustee fees and meeting expenses	3,376
Fund accounting fees	3,123
Insurance expenses	2,965
Compliance fees	1,774
Security pricing fees	52

Total assets	83,924,739

Liabilities:
Payables:
Fund shares repurchased	101,264
Accrued expenses:
Advisory fees	138,268
Shareholder fulfillment expenses	9,914
Custody and banking fees	5,985
Distribution and service fees - Advisor Class Shares	3,702
Administration fees	734
Transfer agent fees	30

Total liabilities	259,897

Total Net Assets	$83,664,842

Net Assets Consist of:
Paid in capital	$82,365,677
Undistributed net investment income	199,614
Accumulated net realized loss on investments	(4,594,136)
Net unrealized appreciation on investments	5,693,687

Total Net Assets	$83,664,842

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	6,586,968
Net Assets	$77,722,063
Net Asset Value, Offering Price and Redemption Price Per Share	$11.80

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	436,551
Net Assets	$5,000,865
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.46

Class P Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	91,005
Net Assets	$941,914
Net Asset Value, Offering Price and Redemption Price Per Share	$10.35
(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Operations
(Unaudited)
For the fiscal period ended November 30, 2016

Investment Income:
Dividends	$896,775
Other income	5,349

Total Investment Income	902,124

Expenses:
Advisory fees (note 2)	428,541
Administration fees (note 2)	42,951
Distribution and service fees - Advisor Class Shares (note 3)	35,681
Shareholder fulfillment expenses	35,597
Fund accounting fees (note 2)	23,849
Transfer agent fees (note 2)	17,660
Professional fees	14,290
Custody and banking fees (note 2)	11,974
Trustee fees and meeting expenses	4,011
Compliance fees (note 2)	3,605
Insurance expenses	2,461
Security pricing fees	778

Total Expenses	621,398

Expenses reimbursed by Advisor (note 2)	(1,139)

Net Expenses	620,259

Net Investment Income	281,865

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(1,137,124)
Net change in unrealized appreciation on investments	4,562,238

Net Realized and Unrealized Gain on Investments	3,425,114

Net Increase in Net Assets Resulting from Operations	$3,706,979

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2016	(a)	2016

Operations:
Net investment income (loss)			$281,865		$(107,575)
Net realized loss from investment transactions			(1,137,124)		(3,457,008)
Net change in unrealized appreciation (depreciation) on investments			4,562,238		(1,102,291)

Net Increase (Decrease) in Net Assets Resulting from Operations			3,706,979		(4,666,874)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		-
Advisor Class Shares			-		-
Net realized gains
Institutional Class Shares			-		(1,992,210)
Advisor Class Shares			-		(247,967)

Decrease in Net Assets Resulting from Distributions			-		(2,240,177)

Beneficial Interest Transactions:
Shares sold			75,580,780		59,050,378
Reinvested dividends and distributions			-		1,469,843
Shares repurchased			(85,312,274)		(65,976,398)

Decrease from Beneficial Interest Transactions			(9,731,494)		(5,456,177)

Net Decrease in Net Assets			(6,024,515)		(12,363,228)

Net Assets:
Beginning of Period			89,689,357		102,052,585
End of Period			$83,664,842		$89,689,357

Accumulated Net Investment Income (Loss)			$199,614		$(107,575)
	Period Ended		Year Ended
Share Information:	November 30, 2016 (a)		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	5,877,168	$67,016,235	5,029,489		$57,560,188
Reinvested dividends and distributions	-	-	108,341		1,229,666
Shares repurchased	(6,558,761)	(74,623,351)	(5,401,502)		(63,030,610)
Net Decrease in Shares of Beneficial Interest	(681,593)	$(7,607,116)	(263,672)		$(4,240,756)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	670,397	$7,435,093	130,774		$1,490,190
Reinvested dividends and distributions	-	-	21,579		240,177
Shares repurchased	(945,743)	(10,484,068)	(266,169)		(2,945,788)
Net Decrease in Shares of Beneficial Interest	(275,346)	$(3,048,975)	(113,816)		$(1,215,421)

Class P Shares (b)	Shares	Amount	Shares		Amount
Shares sold	111,498	$1,129,452	-		$-
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	(20,492)	(204,855)	-		-
Net Increase in Shares of Beneficial Interest	91,006	$924,597	-		$-
(a) Unaudited.
(b)	For a share outstanding during the period from July 1, 2016 (Date of Initial Public Investment) through
November 30, 2016.
See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights
			Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2016	(k)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$11.26		$12.23		$11.74		$10.67		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.04	(g)	(0.00)	(g)(j)	0.04	(g)	0.04	(g)	(0.01)
Net realized and unrealized gain (loss)
on investments	0.50		(0.66)		1.02		1.60		0.75

Total from Investment Operations	0.54		(0.66)		1.06		1.64		0.74

Less Distributions:
From net investment income	-		-		(0.06)		(0.04)		(0.07)
From net realized gains	-		(0.31)		(0.51)		(0.53)		-

Total Distributions	-		(0.31)		(0.57)		(0.57)		(0.07)

Net Asset Value, End of Period	$11.80		$11.26		$12.23		$11.74		$10.67

Total Return (c)	4.89%	(b)	(5.41)%		9.29%		15.71%		7.46%	(b)

Net Assets, End of Period (in thousands)	$77,722		$81,866		$92,098		$30,116		$12,573

Ratios of:
Gross Expenses to Average Net Assets (d)	1.44%	(a)	1.42%		1.41%		1.25%		1.20%	(a)
Net Expenses to Average Net Assets (d)	1.43%	(a)	1.26%	(i)	1.20%	(h)	1.25%		1.20%	(a)
Net Investment Income (Loss) to
Average Net Assets (e)	0.65%	(a)	(0.03)%	(i)	0.36%	(h)	0.36%		(0.33)%	(a)

Portfolio turnover rate	109.64%	(b)	633.50%		323.99%		394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Less than $0.01 per share.
(k) Unaudited.

See Notes to Financial Statements									(Continued)

Cavalier Tactical Rotation Fund

Financial Highlights
			Advisor Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2016	(j)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$10.99		$12.06		$11.69		$10.65		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.09	(g)	(0.11)	(g)	(0.11)	(g)	(0.09)	(g)	(0.02)
Net realized and unrealized gain
on investments	0.38		(0.65)		1.04		1.69		0.73

Total from Investment Operations	0.47		(0.76)		0.93		1.60		0.71

Less Distributions:
From net investment income	-		-		(0.05)		(0.03)		(0.06)
From net realized gains	-		(0.31)		(0.51)		(0.53)		-

Total Distributions	-		(0.31)		(0.56)		(0.56)		(0.06)

Net Asset Value, End of Period	$11.46		$10.99		$12.06		$11.69		$10.65

Total Return (c)	4.37%	(b)	(6.33)%		8.24%		15.37%		7.15%	(b)

Net Assets, End of Period (in thousands)	$5,001		$7,823		$9,955		$558		$126

Ratios of:
Gross Expenses to Average Net Assets (d)	2.45%	(a)	2.41%		2.41%		2.25%		2.20%	(a)
Net Expenses to Average Net Assets (d)	2.44%	(a)	2.25%	(h)	2.20%	(h)	2.25%		2.20%	(a)
Net Investment Loss to
Average Net Assets (e)	(0.35)%	(a)	(0.99)%	(h)	(0.95)%	(h)	(0.78)%		(2.19)%	(a)

Portfolio turnover rate	109.64%	(b)	633.50%		323.99%		394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Unaudited.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding during the fiscal period from
July 1, 2016 (Date of Initial Public Investment) through November 30, 2016	Class P Shares	(g)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.03	(f)
Net realized and unrealized gain on investments	0.32

Total from Investment Operations	0.35

Less Distributions:
From net investment income	-
From net realized gains	-

Total Distributions	-

Net Asset Value, End of Period	$10.35

Total Return (c)	1.77%	(b)

Net Assets, End of Period (in thousands)	$-

Ratios of:
Gross Expenses to Average Net Assets (d)	1.59%	(a)
Net Expenses to Average Net Assets (d)	1.58%	(a)
Net Investment Income to Average Net Assets (e)	0.65%	(a)

Portfolio turnover rate	109.64%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Calculated using the average shares method.
(g) Unaudited.
(h)	For a share outstanding during the period from July 1, 2016 (Date of Initial Public Investment) through November 30, 2016.

See Notes to Financial Statements

Cavalier Funds

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Cavalier Funds ("Funds"), formerly known as the RiskX Funds, are a series of the Starboard Investment Trust ("Trust"). The name change of the Funds from the RiskX Funds to the Cavalier Funds was effective August 4, 2015.  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

The Funds seek to achieve each Fund's investment objective by principally investing in no-load, institutional, and exchange-traded products registered under the Investment Company Act of 1940 ("Underlying Funds"), common stocks, preferred stocks, and fixed income securities.  Although each Fund may invest in Underlying Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Underlying Funds with sales-related expenses, and/or service fees in excess of 0.25%.
Each Fund currently has an unlimited number of authorized shares, which are divided into three classes – Institutional Class Shares, Advisor Class Shares, and Class P Shares.  Each class of shares has equal rights to assets of the Funds, and the Institutional Class Shares and Advisor Class Shares are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Each Fund's Advisor Class Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% paid to Capital Investment Group, Inc. (the "Distributor").  The Class P Shares are only available through certain financial firms.  They have no distribution or service plan fees, no contingent deferred sales charge, and no front-end sales charge. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of November 30, 2016, the only Fund with an investment in the Class P Shares is the Cavalier Tactical Rotation Fund.  The Date of Initial Public Investment for the Class P Shares in the Cavalier Tactical Rotation Fund was July 1, 2016.
The Date of Initial Public Investment for the Institutional Class and Advisor Class of Shares is as follows:
Fund	Institutional Class Shares	Advisor Class Shares
Adaptive Income Fund	September 20, 2012	September 26, 2012
Dividend Income Fund	September 20, 2012	September 26, 2012
Dynamic Growth Fund	October 2, 2009	February 18, 2011
Global Opportunities Fund	September 20, 2012	September 26, 2012
Fundamental Growth Fund	October 17, 2013	November 4, 2013
Hedged High Income Fund	September 20, 2012	September 26, 2012
Multi Strategist Fund	September 20, 2012	September 26, 2012
Tactical Rotation Fund	September 20, 2012	September 26, 2012

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
Investment Valuation
Each Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund's net asset value calculation) or which cannot be accurately valued using each Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using each Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

Each Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of November 30, 2016 for each Fund's investments measured at fair value:

Adaptive Income Fund
Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$3,596,686	$3,596,686	$-	$-
Exchange-Traded Products	1,982,351	1,982,351	-	-
Short-Term Investment	419,338	419,338	-	-
Total	$5,998,375	$5,998,375	$-	$-

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

Dividend Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$878,831	$878,831	$-	$-
Total	$878,831	$878,831	$-	$-

Dynamic Growth Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks*	$7,586,690	$7,586,690	$	- -	$	- -
U.S. Treasury Bill	448,856	-		448,856		-
Call Options Purchased	560	-		560		-
Put Options Purchased	61,446	-		61,446		-
Short-Term Investment	54,850	54,850		-		-
Total Assets	$8,152,402	$7,641,540		$510,862 -		$-
Liabilities Call Options Written	$9,408	$-		$9,408		$-
Total Liabilities	$9,408	$-		$9,408		$-

Fundamental Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$43,800,365	$43,800,365	$-	$-
Real Estate Investment Trusts	3,284,943	3,284,943	-	-
Limited Partnership	160,740	160,740	-	-
Total	$47,246,048	$47,246,048	$-	$-

Global Opportunities Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$12,471,977	$12,471,977	$-	$-
Total	$12,471,977	$12,471,977	$-	$-

Hedged High Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$6,029,672	$6,029,672	$-	$-
Short-Term Investment	378,902	378,902	-	-
Total	$6,408,574	$6,408,574	$-	$-

Multi Strategist Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$282,445	$282,445	$-	$-
Exchange-Traded Products	4,050,925	4,050,925	-	-
Short-Term Investment	1,429,872	1,429,872	-	-
Total	$5,763,242	$5,763,242	$-	$-

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

Tactical Rotation Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$82,498,720	$82,498,720	$-	$-
Short-Term Investment	1,109,403	1,109,403	-	-
Total	$83,608,123	$83,608,123	$-	$-

*Refer to the Schedules of Investments for a breakdown by sector.
The Funds had no significant transfers into or out of Level 1, 2, or 3 during the period ended November 30, 2016.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Related Parties and Service Providers

Advisor
Each Fund pays a monthly advisory fee to Cavalier Investments (the "Advisor") based upon the average daily net assets and calculated at an annual rate.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

See the table below for the advisory fee rate and amounts paid to the Advisor for each Fund during the fiscal period ended November 30, 2016:

Fund	Advisory Fee Rate	Amount Incurred	Expenses Reimbursed by Advisor
Adaptive Income Fund	0.90%	$11,796	$58,819
Dividend Income Fund	0.90%	4,522	77,936
Dynamic Growth Fund	0.45%	15,551	49,356
Fundamental Growth Fund	0.45%	249,303	77,066
Global Opportunities Fund	1.00%	23,775	27,794
Hedged High Income Fund	0.45%	11,330	50,433
Multi Strategist Fund	0.45%	8,313	72,974
Tactical Rotation Fund	0.45%	428,541	1,139

The Advisor has engaged Navellier & Associates, Inc. as sub-advisor to provide day to day portfolio management for the Fundamental Growth Fund.  The sub-advisor is paid directly by the Advisor.

During the fiscal period ended November 30, 2016, the Advisor entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Funds, under which it had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds' total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds' business, and amounts, if any, payable under a Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than the following percentages of the average daily net assets of the Funds:

Fund	Expense Limitation
Adaptive Income Fund	1.30%
Dividend Income Fund	1.88%
Dynamic Growth Fund	1.40%
Fundamental Growth Fund	1.10%
Global Opportunities Fund	1.10%
Hedged High Income Fund	1.44%
Multi Strategist Fund	1.48%
Tactical Rotation Fund	1.45%

There shall be no recoupment of fees waived or reimbursed by the Advisor.  The rates in the Expense Limitation Agreement (also noted above) remained unchanged during the fiscal period from June 1, 2016 through November 30, 2016.

Administrator
Each Fund pays a monthly fee to the Administrator, The Nottingham Company, based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $100 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. serves as the Funds' principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds' fee arrangements with the Distributor.

Certain officers of the Trust are also officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Funds will vary.

3.  Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

See the table below for the Distribution and Service Fees of the Advisor Class Shares for each Fund during the fiscal period ended November 30, 2016:

Fund	Amount Incurred
Adaptive Income Fund	$ 7,667
Dividend Income Fund	445
Dynamic Growth Fund	4,835
Fundamental Growth Fund	33,983
Global Opportunities Fund	28,421
Hedged High Income Fund	4,378
Multi Strategist Fund	3,124
Tactical Rotation Fund	35,681

4.  Purchases and Sales of Investment Securities

For the fiscal period ended November 30, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Adaptive Income Fund	$5,773,881	$6,629,760
Dividend Income Fund	-	824,564
Dynamic Growth Fund	8,682,100	13,345,887
Fundamental Growth Fund	27,010,077	37,040,341
Global Opportunities Fund	32,858,019	35,076,751
Hedged High Income Fund	8,516,411	10,269,069
Multi Strategist Fund	3,207,935	3,696,885
Tactical Rotation Fund	91,012,191	94,038,401

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal period ended November 30, 2016.

5.  Concentration of Investments

The Hedged High Income Fund currently seeks to achieve its investment objectives by investing a portion of their assets in the Vanguard High-Yield Corporate Fund ("Vanguard").  Vanguard is a registered open-end management investment company organized as a Delaware statutory trust.  The Hedged High Income Fund may redeem its investment from Vanguard at any time if the Advisor determines that it is in the best interest of the Hedged High Income Fund and the Fund's shareholders to do so.  The latest financial statements for Vanguard can be found at www.sec.gov. The performance of the Hedged High Income Fund may be directly affected by the performance of Vanguard.  As of November 30, 2016, the percentage of net assets invested in Vanguard by the Hedged High Income Fund was 71.73%.

6.  Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of November 30, 2016, open taxable years consisted of the taxable years ended May 31, 2014 through May 31, 2016.  No examination of tax returns is currently in progress for any of the Funds.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year or period ended	Ordinary Income	Long-Term Capital Gains
Adaptive Income Fund	11/30/2016	$91,823	$-
	05/31/2016	160,315	-
Dividend Income Fund	11/30/2016	7,480	-
	05/31/2016	36,763	-
Dynamic Growth Fund	11/30/2016	-	-
	05/31/2016	1,831,137	753,946
Fundamental Growth Fund	11/30/2016	-	-
	05/31/2016	65,347	-
Global Opportunities Fund	11/30/2016	-	-
	05/31/2016	146,070	405,772
Hedged High Income Fund	11/30/2016	5,999	-
	05/31/2016	375,083	147,624
Multi Strategist Fund	11/30/2016	-	-
	05/31/2016	-	160,981
Tactical Rotation Fund	11/30/2016	-	-
	05/31/2016	2,025,325	214,852

At November 30, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

	Adaptive Income Fund	Dividend Income Fund	Dynamic Growth Fund	Fundamental Growth Fund
Cost of Investments	$6,196,562	$788,502	$8,169,645	$43,948,410

Gross Unrealized Appreciation	62,090	90,329	323,543	3,297,638
Gross Unrealized Depreciation	(260,277)	-	(343182)	-
Net Unrealized Appreciation (Depreciation)	$(198,187)	$90,329	$(19,369)	$3,297,638

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

	Global Opportunities Fund	Hedged High Income Fund	Multi Strategist Fund	Tactical Rotation Fund
Cost of Investments	$12,237,936	$6,387,351	$5,506,395	$77,914,436

Gross Unrealized Appreciation	258,443	86,139	300,884	5,693,687
Gross Unrealized Depreciation	(24,402)	(64,916)	(44,037)	-
Net Unrealized Appreciation	$234,041	$21,223	$256,847	$5,693,687

7.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

8.  Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

Distributions

Per share distributions during the subsequent period for record date December 15, 2016 and pay date December 16, 2016 were as follows:

Fund	Share Class	Ordinary Income	Long-Term Capital Gains
Adaptive Income Fund	Institutional Advisor	$0.032283 0.023976	$ - -
Dynamic Growth Fund	Institutional Advisor	0.023676 0.023676	0.714150 0.714150
Fundamental Growth Fund	Institutional Advisor	0.020183 0.020183	- -
Global Opportunities Fund	Institutional Advisor	0.026392 0.026392	- -
Hedged High Income Fund	Institutional Advisor	0.032687 0.032687	- -

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

Per share distributions during the subsequent period for record date December 29, 2016 and pay date December 30, 2016 were as follows:

Fund	Share Class	Ordinary Income	Long-Term Capital Gains
Adaptive Income Fund	Institutional Advisor	$0.019417 0.011529	$ - -
Dividend Income Fund	Institutional Advisor	0.020254 0.011155	- -

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Cavalier Funds

Additional Information
(Unaudited)

1.  Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Funds' Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC's website at sec.gov.

2.  Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Tax Information

We are required to advise you within 60 days of each Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.

Each of the funds listed below had the following distribution information for the fiscal period ended November 30, 2016.

	Ordinary Income	Long-Term Capital Gains
Adaptive Income Fund	$91,823	$-
Dividend Income Fund	7,480	-
Dynamic Growth Fund	-	-
Fundamental Growth Fund	-	-
Global Opportunities Fund	-	-
Hedged High Income Fund	5,999	-
Multi Strategist Fund	-	-
Tactical Rotation Fund	-	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 through November 30, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Adaptive Income Fund	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,014.20	$6.56	1.30%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Advisor Class Shares
Actual	$1,000.00	$1,008.60	$11.58	2.30%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.54	$11.61	2.30%

Dividend Income Fund	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,026.30	$9.55	1.88%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.64	$9.50	1.88%
Advisor Class Shares
Actual	$1,000.00	$1,021.10	$14.59	2.88%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.63	$14.52	2.88%

Dynamic Growth Fund	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,036.30	$7.15	1.40%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08	1.40%
Advisor Class Shares
Actual	$1,000.00	$1,031.60	$12.22	2.40%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.04	$12.11	2.40%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Fundamental Growth Fund	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,006.00	$5.53	1.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Advisor Class Shares
Actual	$1,000.00	$1,000.90	$10.53	2.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%

Global Opportunities Fund	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,100.90	$5.79	1.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Advisor Class Shares
Actual	$1,000.00	$1,094.90	$11.03	2.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%

Hedged High Income Fund	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,024.80	$7.31	1.44%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.28	1.44%
Advisor Class Shares
Actual	$1,000.00	$1,019.70	$12.35	2.44%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.84	$12.31	2.44%

Multi Strategist Fund	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,037.30	$7.56	1.48%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.49	1.48%
Advisor Class Shares
Actual	$1,000.00	$1,032.60	$12.64	2.48%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.63	$12.51	2.48%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Tactical Rotation Fund	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,048.90	$7.45	1.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.33	1.45%
Advisor Class Shares
Actual	$1,000.00	$1,043.70	$12.55	2.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.78	$12.36	2.45%
Class P Shares
Actual	$1,000.00	$1,008.85	$8.09	1.60%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,008.52	$8.09	1.60%

*Expenses are equal to the average account value over the period multiplied by each Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.  Interim Advisory Agreement Approval
The Board approved the Interim Advisory Agreement between Cavalier Investments, LLC ("Cavalier" or "Advisor") and the Cavalier Adaptive Income Fund, Cavalier Dividend Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Global Opportunities Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund, and Cavalier Tactical Rotation Fund (the "Funds") at a special meeting held for that purpose on July 21, 2016.  With regard to the Interim Advisory Agreement, the Board determined that the terms of the Interim Advisory Agreement are fair and reasonable and in the best interests of the Funds and their shareholders.
In reviewing the Interim Advisory Agreement, the Board considered the nature, quality and extent of services to be provided by Cavalier under the Agreement. The Board noted the backgrounds of the investment personnel of Cavalier who would be responsible for the day-to-day management of the Funds.  The Board considered the recent retention of a Chief Investment Officer for the Advisor and the efforts to hire additional personnel.  The Board also considered Cavalier's efforts to promote the Funds, grow the assets of the Funds, and otherwise assist in the distribution of the Funds' shares.  The information reviewed by the Board included the services to be provided by Cavalier (including the relevant personnel responsible for these services and their experience); the advisory fee for the Funds as compared to fees charged to comparable funds; and the advisory fees for the Funds as compared to the advisor fees charged to the Funds under the prior advisory agreement. It was noted that the Advisor had requested a higher advisory fee in order to operate the Funds profitably.  It was also noted that such increase would not go into effect until approved by shareholders.  After reviewing the foregoing information and further information in the memorandum from Cavalier (e.g. descriptions of Cavalier's business, Cavalier's compliance programs, and Cavalier's registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by Cavalier would be satisfactory and adequate for the Funds.
In reviewing the Interim Advisory Agreement, the Board also considered the investment performance of the Funds and Advisor.  The Trustees noted that the Funds' prior performance was attributable in part to the Funds' prior investment advisor.  Thus, the ability of the Trustees to consider the investment performance of the Funds with respect to Cavalier was limited.  In that regard, the Trustees noted that Cavalier was only responsible for approximately one year of the Funds' performance.  The Trustees would seek to continue the methodologies previously utilized in managing the Funds.  The Trustees also considered the industry experience of Cavalier's personnel.  It was noted that the Funds' performance since inception was similar to and comparable to its peers, outperforming some and underperforming others.  After considering the Funds' investment performance since inception and the experience of Cavalier's personnel and other factors, the Board concluded that the investment performance of the Funds and Cavalier was satisfactory.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

In considering the Interim Advisory Agreement, the Board also reviewed the costs of the services to be provided and profits to be realized by Cavalier and its affiliates from the relationship with the Funds, including any indirect benefits derived by Cavalier from the relationship with the Funds.  The Trustees first noted that management fees for certain Funds under the Agreement would be increased.  The Trustees considered the ability of the Advisor to operate the Funds economically under the current and proposed management fees.  The Trustees also noted that while the proposed management fees for certain Funds would increase, the expense ratios for these Funds would generally remain the same or decrease, due to changes in how the Funds were managed (reduced acquired fund fees and expenses) or to the Expense Limitation Agreement with the Advisor.  In considering the profitability of Cavalier in providing services under the Interim Agreement, the Trustees considered the nature of services to be provided by Cavalier.  The Trustees noted that Cavalier would be responsible for pursuing the Funds' investment strategies by using the methodologies described in the Funds' prospectus.  The Trustees also reviewed and discussed the financial stability and profitability of Cavalier.  The Trustees considered that Cavalier had only commenced operations approximately one year ago.  The Board considered that Cavalier provided historic and pro forma financial statements and other information bearing on financial viability, potential profitability, and other financial considerations.  The Board also considered whether Cavalier would be well capitalized going forward based on the commitments of its owners.  The Board noted that the overall management fee structure reflects an appropriate level of sharing of any economies of scale under certain circumstances.  The Board also considered any direct benefits expected to be realized by Cavalier and its affiliates from its relationship with the Funds.  The Trustees then compared the fees and expenses of the Funds (including the management fee) to other funds comparable in terms of the type of the Funds, the nature of their investment strategies, and their style of investment management, among other factors.  It was noted that the proposed management fee would be similar to or higher than those of the comparable funds and the expense ratio under the proposed Investment Advisory Agreement would be comparable to those of the comparable funds.  The Trustees pointed out that the Funds were smaller than the industry average and most of the comparable funds that had been identified.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to Cavalier by the Funds were fair and reasonable in relation to the nature and quality of services provided by Cavalier and that they reflected charges that were within a range of what could have been negotiated at arm's length.
The Trustees reviewed the Funds' fee arrangement with Cavalier in order to evaluate the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds' investors.  The Trustees reviewed the fee arrangements for breakpoints or other provisions that would allow the Funds' shareholders to benefit from economies of scale as the Funds grow.  The Trustees determined that the maximum management fee would stay the same when the Funds reach higher asset levels and, therefore, did not reflect economies of scale.  The Trustees noted that, given the Funds' asset levels, economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.  The Trustees noted that the Funds will benefit from economies of scale under the agreement with the Funds' administrator since it utilized breakpoints.  The Trustees also noted that Cavalier was contractually bound to limit the Funds' expenses through an Expense Limitation Agreement in the future.  The Trustees determined that these arrangements provided potential savings for the benefit of the Funds' investors.  Following further discussion of the Funds' asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Funds' fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by Cavalier.
In considering Cavalier's practices regarding brokerage and portfolio transactions, the Trustees considered Cavalier's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the projected portfolio turnover rate for the Funds; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with Cavalier; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that Cavalier's practices regarding brokerage and portfolio transactions were satisfactory.
In considering Cavalier's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of Cavalier's code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that Cavalier's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board, including a majority of the Independent Trustees, determined that the terms of the Interim Advisory Agreement were fair and reasonable and that approval of the Agreement was in the best interest of the Cavalier Funds and their shareholders.  No single factor was determinative in the Board's analysis.

The Cavalier Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Cavalier Investments
116 South Franklin Street	50 Braintree Hill Office Park
Post Office Box 69	Suite 105
Rocky Mount, North Carolina 27802-0069	Braintree, Massachusetts 02184

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.  CODE OF ETHICS.
   Not applicable.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
   Not applicable.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
   Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
   Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.
   A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
   Not applicable.
Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
  Not applicable.

Item 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
     None.
Item 11.   CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Cavalier Funds
Date: January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Cavalier Funds
Date: January 30, 2017

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Cavalier Funds
Date: January 30, 2017